Summary of Significant Accounting Policies - Cash, Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Money market accounts	$ 7,000	$ 2,600
Cash and cash equivalents	7,113	2,864
Restricted cash	320	320
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	7,433	3,184	$ 17,746
Accounts Receivable, Net
Allowance for doubtful accounts	$ 200	$ 400